FINANCIAL RISK MANAGEMENT - Disclosure of fair value measurement of assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset copper put and call options	$ 6,184	$ 3,904
Financial assets designated at fair value	6,184	3,904
Financial assets at fair value through profit or loss, category [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset copper put and call options	0	0
Financial assets designated at fair value	0	0
Financial assets at fair value through profit or loss, category [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset copper put and call options	6,184	3,904
Financial assets designated at fair value	6,184	3,904
Financial assets at fair value through profit or loss, category [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset copper put and call options	0	0
Financial assets designated at fair value	0	0
Financial assets at fair value through other comprehensive income, category [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	2,568	3,110
Investment in private companies	1,200	1,200
Reclamation deposits	434	434
Financial assets designated at fair value	4,202	4,744
Financial assets at fair value through other comprehensive income, category [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	2,568	3,110
Investment in private companies	0	0
Reclamation deposits	434	434
Financial assets designated at fair value	3,002	3,544
Financial assets at fair value through other comprehensive income, category [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	0	0
Investment in private companies	0	0
Reclamation deposits	0	0
Financial assets designated at fair value	0	0
Financial assets at fair value through other comprehensive income, category [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	0	0
Investment in private companies	1,200	1,200
Reclamation deposits	0	0
Financial assets designated at fair value	$ 1,200	$ 1,200